STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk free interest rate	0.05%
Volatility	120.00%
Warrants [Member]
Dividend yield	0.00%	0.00%
Minimum [Member] | Stock Options [Member]
Exercise Price	$ 1.54	$ 8.316
Risk free interest rate	0.78%	0.10%
Life of Warrants	1 year	2 years 8 months 12 days
Volatility	89.00%	138.00%
Minimum [Member] | Warrants [Member]
Exercise Price	$ 1.35	$ 6
Risk free interest rate	2.45%	0.14%
Life of Warrants	1 year	2 years
Volatility	110.00%	120.00%
Maximum [Member] | Stock Options [Member]
Exercise Price	$ 9.075	$ 10.725
Risk free interest rate	4.01%	0.79%
Life of Warrants	3 years	6 years 2 months 12 days
Volatility	192.00%	198.00%
Maximum [Member] | Warrants [Member]
Exercise Price	$ 6	$ 9
Risk free interest rate	4.62%	0.98%
Life of Warrants	7 years	5 years
Volatility	160.00%	158.00%